Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued expenses and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31,
	2012	2013

Payable for purchasing plant, property and equipment	$59,703	$20,419
Payable for purchasing intangible assets	3,340	442
Payable for purchasing land use rights	62,717	-
Payroll related payable	13,446	19,217
Accrued agent rebates and profit sharing cost	1,723	16,891
Accrued marketing promotion expenses	6,102	13,965
Other tax payable	2,616	12,094
Deposits from advertising customers	1,376	10,060
Accrued bandwidth	9,052	8,566
Accrued professional service fee	3,145	6,640
Accrued interest expenses of convertible senior notes (see note 17)	-	4,808
Other current liabilities	5,326	7,316

Total	$168,546	$120,418